INVESTMENT IN AN ASSOCIATE	12 Months Ended
Mar. 31, 2019
Disclosure of associates [abstract]
INVESTMENT IN AN ASSOCIATE

5.	INVESTMENT IN AN ASSOCIATE

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the TSX Venture Exchange (symbol: NUAG). NUAG is a related party of the Company by way of two common directors and officers, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

In July 2017, the Company participated in NUAG’s private placement and subscribed 25,000,000 common shares of NUAG for $20.0 million.

In November 2017, the Company participated in NUAG’s strategic private placement. The placement was for 19,000,000 units, and the Company subscribed 3,000,000 units while Pan American Silver Corp. subscribed 16,000,000 units, at a price of CAD$1.42 per unit. Each unit is comprised of one common share of NUAG and one half of one common share purchase warrant. Arising from this strategic private placement, the Company’s ownership in NUAG was diluted from 32.2% to 29.8% and a dilution gain of $0.8 million was recorded along with the reclassification of loss of $18 from other comprehensive income to net income for the year ended March 31, 2018.

The Company acquired additional 65,400 common shares (year ended March 31, 2018 - 474,600) from the public market for $107 (year ended March 31, 2018 - $509) during the year ended March 31, 2019.

Subsequent to March 31, 2019, the Company acquired additional 300,000 of NUAG shares from the public market for a total cost of $528 and exercised warrants to acquire 1,500,000 of NUAG shares for a cost of $2,348.

As at March 31, 2019, the Company owned 39,346,300 common shares (March 31, 2018 – 39,280,900) of NUAG, representing an ownership interest of 29.6% (March 31, 2018 – 29.8%). The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG's
	Number of		common shares per
	shares	Amount	quoted market price
Balance, April 1, 2017	10,806,300	$8,517	$8,517
Participate in Private placement	28,000,000	23,352
Purchase from open market	474,600	509
Share of net loss		(700)
Share of other comprehensive income		461
Impairment recovery		4,714
Dilution gain		822
Foreign exchange impact		326
Balance March 31, 2018	39,280,900	$38,001	$50,266
Purchase from open market	65,400	107
Share of net loss		(330)
Share of other comprehensive income		398
Impairment recovery		1,899
Foreign exchange impact		(1,372)
Balance March 31, 2019	39,346,300	$38,703	$69,783

For the year ended March 31, 2019, an impairment recovery of $1,899 (year ended March 31, 2018 -$4,714) was recognized for the investment in NUAG based on the quoted market price of NUAG common shares.

Summarized financial information for the Company's investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2019(1)	2018(1)
Income (loss) from investments	$576	$(976)
General and administrative expense	(2,286)	(2,527)
Foreign exchange gain (loss)	542	(358)
Other income	7	372
Net loss of associate	$(1,161)	$(3,489)
Adjustments to net loss of associate	23	760
Net loss of associate qualified for pick-up	$(1,138)	$(2,729)
Company's share of net loss	$(330)	$(700)

	March 31, 2019(1)	March 31, 2018(1)
Current assets	$17,233	$28,279
Non-current assets	62,568	57,268
Total assets	$79,801	$85,547

Current liabilities	675	970
Long-term liabilities	197	4,839
Total liabilities	872	5,809

Net assets	$78,929	$79,738
Company's share of net assets of associate	$23,371	$23,730

(1)NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.